UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-5011

Name of Fund: CMA Massachusetts Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA
        Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
        P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 03/31/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        CMA Massachusetts
                                        Municipal Money Fund

Annual Report
March 31, 2004

[LOGO] Merrill Lynch Investment Managers

CMA Massachusetts Municipal Money Fund

Important Tax Information (unaudited)

All of the net investment income distributions paid by CMA Massachusetts Municipal Money Fund during the taxable year ended March 31, 2004 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, the following table summarizes the taxable per share distribution paid by the Fund during the year:

================================================================================
             Record                Payable               Long-Term
              Date                  Date               Capital Gains
================================================================================
           12/31/2003            12/31/2003             $0.0000498
--------------------------------------------------------------------------------

Please retain this information for your records.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2          CMA MASSACHUSETTS MUNICIPAL MONEY FUND    MARCH 31, 2004

A Letter From the President

Dear Shareholder

Index returns during the most recent six-month and 12-month reporting periods indicate that fixed income markets -- both taxable and tax-exempt -- continued to reward those investors who were willing to accept greater risk. The high yield market, as measured by the Credit Suisse First Boston High Yield Index, provided a six-month return of +8.65% and a 12-month return of +22.86% as of March 31, 2004. By comparison, the Lehman Brothers Aggregate Bond Index returned +2.98% and +5.40% and the Lehman Brothers Municipal Bond Index returned +3.12% and +5.86% for the six-month and 12-month periods ended March 31, 2004, respectively.

As of March month-end, the Federal Reserve Board maintained its accommodative policy stance, pledging "patience" in raising interest rates. As a result, short-term interest rates remained at historic lows and kept the short end of the yield curve relatively flat, making it increasingly difficult to find attractive income opportunities. Market watchers continue to monitor the economic data and Federal Reserve Board language for indications of interest rate direction. Having said that, if the economy continues to grow at its recent pace, many believe it is just a matter of time before interest rates move upward.

Equity markets, in the meantime, continued to provide attractive returns. For the six-month and 12-month periods ended March 31, 2004, the Standard & Poor's 500 Index returned +14.08% and +35.12%, respectively. Much of the boost came from improving economic conditions throughout the past year. Significant fiscal and monetary stimulus, including the low interest rates and tax cuts, has opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. As expected, these positive developments have led the way to improvements in corporate earnings -- a positive for stock markets.

The events and efforts of the past year leave us with a much stronger economy today. With all of this in mind, we believe it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Your financial advisor can help you develop a strategy designed to perform through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                        Sincerely,


                                        /s/ Terry K. Glenn

                                        Terry K. Glenn
                                        President and Trustee


           CMA MASSACHUSETTS MUNICIPAL MONEY FUND    MARCH 31, 2004            3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      We sought to maintain the Fund's stake in fixed rate municipal notes while still taking advantage of favorable price swings in shorter-term variable rate demand notes when available.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended March 31, 2004, CMA Massachusetts Municipal Money Fund paid shareholders a net annualized yield of .38%.* As of March 31, 2004, the Fund's seven-day yield was .34%.

Throughout the period, an accommodative Federal Reserve Board continued to maintain interest rates near historically low levels. The last in a series of interest rate cuts came in June 2003, as the Federal Reserve Board looked to stimulate economic growth and ward off the potential for deflation. Although economic growth began to accelerate later in the year, concerns over weak job growth persisted in the market. Investors tried to anticipate when the Federal Reserve Board would restore interest rates to more neutral levels. The constant interest rate analysis translated into widespread volatility, which created opportunities in the fixed income markets. Under these conditions, the Fund performed very well on a relative basis.

Describe conditions in the Commonwealth of Massachusetts during the period.

Although economic conditions in Massachusetts remained weak, signs of improvement began to materialize toward the latter part of the period. Increases in exports bolstered production, while the high-tech industry benefited from increased spending on defense and business services.

Corporate profits and business confidence improved, contributing to a brighter outlook for the state's finances and revenue collections that exceeded projections. Finally, as in the rest of the United States, low interest rates continued to generate strong home sales, and slowing layoffs lent a boost to consumer confidence.

What changes were made to the portfolio during the period?

As the short-term municipal yield curve remained stable, and the Federal Reserve Board seemed content to maintain short-term interest rates at historically low levels, we found little need to vary our investment strategy during the past 12 months. Throughout the period, we sought to maintain an overweight position, relative to our peers, in fixed rate municipal notes while still taking advantage of favorable price swings in shorter-term variable rate demand notes when available.

How would you characterize the portfolio's position at the close of the period?

At period end, we were preparing the Fund for the anticipated redemptions associated with tax season by maintaining a higher percentage of assets in variable rate paper, which offers us greater liquidity. In addition, we will use this period of seasonal weakness to replace maturing municipal notes while keeping the Fund's holdings in line with those of our peer group average.

We continue to monitor the changing economic climate, as well as the Federal Reserve Board's reactions to gauge the potential for policy shifts. We stand ready to adjust our investment strategy in accordance with any significant developments. Finally, we will maintain the credit quality of the Fund's holdings in our ongoing effort to offer our shareholders an attractive tax-exempt yield.

Kevin A. Schiatta
Vice President and Portfolio Manager

April 14, 2004

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


4          CMA MASSACHUSETTS MUNICIPAL MONEY FUND    MARCH 31, 2004

Schedule of Investments                                           (in Thousands)

             Face
             Amount      Municipal Bonds                                                                                     Value
====================================================================================================================================
Massachusetts--98.0%
------------------------------------------------------------------------------------------------------------------------------------
             $ 6,000     Blackstone Valley, Massachusetts, Vocational Regional School District, GO, BAN,
                         1.75% due 7/15/2004                                                                                $  6,013
             -----------------------------------------------------------------------------------------------------------------------
                 925     Boston, Massachusetts, Industrial Financing Authority, IDR (Acme Bookbinding Co.), VRDN,
                         AMT, 1.03% due 9/01/2006 (a)                                                                            925
             -----------------------------------------------------------------------------------------------------------------------
               5,000     Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, FLOATS, VRDN, Series SG-75,
                         1.03% due 11/01/2019 (a)                                                                              5,000
             -----------------------------------------------------------------------------------------------------------------------
               2,071     Boxborough, Massachusetts, BAN, 2% due 3/25/2005                                                      2,090
             -----------------------------------------------------------------------------------------------------------------------
               5,500     Bridgewater, Massachusetts, GO, RAN, 2% due 5/25/2004                                                 5,507
             -----------------------------------------------------------------------------------------------------------------------
                         Clipper Tax-Exempt Trust, VRDN, COP (a):
               4,768          Series 1998-8, 1.07% due 7/20/2007                                                               4,768
               4,259          Series 2000-2, 1.05% due 1/01/2008                                                               4,270
             -----------------------------------------------------------------------------------------------------------------------
               3,380     Dover-Sherborn, Massachusetts, Regional School District, GO, BAN, 1.75% due 11/12/2004                3,394
             -----------------------------------------------------------------------------------------------------------------------
               6,900     Dracut, Massachusetts, GO, BAN, 1.75% due 1/28/2005                                                   6,942
             -----------------------------------------------------------------------------------------------------------------------
               5,630     Eagle Tax-Exempt Trust, Massachusetts, Water Revenue Bonds, VRDN, Series 2103,
                         1.02% due 12/01/2015 (a)                                                                              5,630
             -----------------------------------------------------------------------------------------------------------------------
               8,000     Haverhill, Massachusetts, GO, BAN, 3% due 4/16/2004                                                   8,006
             -----------------------------------------------------------------------------------------------------------------------
               5,000     Hull, Massachusetts, GO, BAN, 1.75% due 7/15/2004                                                     5,011
             -----------------------------------------------------------------------------------------------------------------------
               3,000     Massachusetts Bay Transportation Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                         Series 431, 1.02% due 3/01/2019 (a)                                                                   3,000
             -----------------------------------------------------------------------------------------------------------------------
               8,735     Massachusetts State, Central Artery, GO, VRDN, Series A, 1.10% due 12/01/2030 (a)                     8,735
             -----------------------------------------------------------------------------------------------------------------------
               2,750     Massachusetts State Development Finance Agency, Assisted Living Facility Revenue Bonds
                         (Whalers Cove Project), VRDN, Series A, 1.08% due 9/01/2034 (a)                                       2,750
             -----------------------------------------------------------------------------------------------------------------------
               7,806     Massachusetts State Development Finance Agency, CP, 0.95% due 8/20/2004                               7,806
             -----------------------------------------------------------------------------------------------------------------------
                         Massachusetts State Development Finance Agency, IDR, VRDN, AMT (a):
               3,100          (Cell Signaling Technology), 1.03% due 12/01/2010                                                3,100
               2,805          (Cleveland Motion Controls), 1.20% due 6/01/2021                                                 2,805
               4,000          (Concord Foods Issue), 1.03% due 4/01/2021                                                       4,000
               2,200          (Seafood Services Inc. Project), Series A, 1.04% due 12/01/2023                                  2,200
               4,255          (V&S Taunton Galvanizing), 1.20% due 12/01/2023                                                  4,255
               1,375          (Ward Hill Central Products Inc.), 1.20% due 8/01/2016                                           1,375
             -----------------------------------------------------------------------------------------------------------------------
               5,155     Massachusetts State Development Finance Agency, M/F Housing Revenue Bonds (Midway Studios
                         Project), VRDN, AMT, Series A, 1.12% due 3/01/2034 (a)                                                5,155
             -----------------------------------------------------------------------------------------------------------------------
                         Massachusetts State Development Finance Agency Revenue Bonds, VRDN (a):
               9,045          (Bancroft School Issue), 1.02% due 9/01/2031                                                     9,045
               5,000          (Boston College HS Issue), 1.02% due 8/01/2033                                                   5,000
               2,100          (Fiba Technologies), AMT, 1.08% due 5/01/2023                                                    2,100
               5,000          (Lesley University), 1.07% due 7/01/2033                                                         5,000
               4,810          (New Bedford Waste Services), AMT, 1.12% due 6/01/2021                                           4,810
               2,000          (New Jewish High School Project), 1.02% due 6/01/2032                                            2,000
               3,300          (Saint Peter-Marian Issue),1.02% due 10/01/2032                                                  3,300
               3,100          (Ursuline Academy Dedham), 1.02% due 5/01/2032                                                   3,100
               1,000          (Walnut Hill School District), 1.02% due 7/01/2032                                               1,000
               7,500          (Worcester Academy Issue), 1.02% due 10/01/2030                                                  7,500
               5,385          (Worcester YMCA Issue), 1.02% due 1/01/2031                                                      5,385
               3,500          (Xinetics Issue), AMT, 1.03% due 6/01/2021                                                       3,500

Portfolio Abbreviations for CMA Massachusetts Municipal Money Fund

AMT      Alternative Minimum Tax (subject to)
BAN      Bond Anticipation Notes
COP      Certificates of Participation
CP       Commercial Paper
FLOATS   Floating Rate Securities
GO       General Obligation Bonds
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
PUTTERS  Puttable Tax-Exempt Receipts
RAN      Revenue Anticipation Notes
ROCS     Reset Option Certificates
VRDN     Variable Rate Demand Notes


           CMA MASSACHUSETTS MUNICIPAL MONEY FUND    MARCH 31, 2004            5

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                               (in Thousands)

             Face
             Amount      Municipal Bonds                                                                                     Value
====================================================================================================================================
Massachusetts (continued)
------------------------------------------------------------------------------------------------------------------------------------
                         Massachusetts State Development Finance Agency, Revenue Refunding Bonds, VRDN (a):
             $ 2,300          (Brandon Residential Treatment Center), 1.02% due 4/01/2028                                   $  2,300
               7,055          (Clark University), 1.02% due 10/01/2030 (c)                                                     7,055
               3,935          (Gordon College), 1.02% due 9/01/2032                                                            3,935
               4,000          (Marine Biological Lab), 1.02% due 2/01/2030                                                     4,000
             -----------------------------------------------------------------------------------------------------------------------
               3,500     Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds
                         (Newark Group Project), VRDN, AMT, Series A, 1.02% due 7/01/2031 (a)                                  3,500
             -----------------------------------------------------------------------------------------------------------------------
              12,000     Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Refunding Bonds
                         (Newark Group Project), VRDN, AMT, Series A, 1.02% due 7/01/2028 (a)                                 12,000
             -----------------------------------------------------------------------------------------------------------------------
               3,255     Massachusetts State, FLOATS, VRDN, Series SG-126, 1.03% due 8/01/2018 (a)                             3,255
             -----------------------------------------------------------------------------------------------------------------------
                         Massachusetts State, GO, Refunding, VRDN (a):
               1,451          FLOATS, Series 716D, 1.02% due 8/01/2018 (b)                                                     1,451
               6,515          PUTTERS, Series 340, 1.03% due 1/01/2017 (b)                                                     6,515
               4,995          ROCS, Series II-R-180, 1.02% due 11/01/2015 (d)                                                  4,995
             -----------------------------------------------------------------------------------------------------------------------
               2,790     Massachusetts State, GO, VRDN, Series O, 1.04% due 11/01/2014 (a)                                     2,790
             -----------------------------------------------------------------------------------------------------------------------
                         Massachusetts State Health and Educational Facilities Authority Revenue Bonds, VRDN (a):
               4,705          (Becker College), Series A-1, 1.04% due 7/01/2028                                                4,705
               6,400          (Capital Asset Program), Series E, 1.12% due 1/01/2035                                           6,400
               9,325          (Sherrill House Inc.), Series A-1, 1% due 1/01/2032                                              9,325
             -----------------------------------------------------------------------------------------------------------------------
               1,760     Massachusetts State Health and Educational Facilities Authority, Revenue Refunding Bonds
                         (The Boston Home Inc.), VRDN, Series A, 1.02% due 6/01/2032 (a)                                       1,760
             -----------------------------------------------------------------------------------------------------------------------
               1,955     Massachusetts State Industrial Finance Agency, IDR (Hi-Tech Mold & Tool), VRDN,
                         1.03% due 6/01/2018 (a)                                                                               1,955
             -----------------------------------------------------------------------------------------------------------------------
                         Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds, VRDN, AMT (a):
               2,310          (AFC Cable Systems Inc. Issue), 1.03% due 7/01/2016                                              2,310
               1,700          (BBB Esquire LLC), 1.04% due 12/01/2016                                                          1,700
               4,000          (Bodwell Project), 1.04% due 7/01/2017                                                           4,000
               3,800          (Constitution Project), 1.04% due 6/01/2018                                                      3,800
               1,475          (Garlock Printing Corp.), 1.03% due 12/01/2017                                                   1,475
               2,730          (Gem Group Inc. Issue), 1.03% due 7/01/2016                                                      2,730
               1,800          (Hazen Paper Company), 1.04% due 3/01/2008                                                       1,800
               1,825          (Insco Corporation Issue), 1.03% due 9/01/2008                                                   1,825
               1,770          (Lavigne), 1.03% due 8/01/2008                                                                   1,770
               1,900          (Mercer Paper Tube Corp.), 1.11% due 11/01/2011                                                  1,900
               2,500          (OCT Co. Inc. Project), 1.04% due 12/01/2017                                                     2,500
               2,300          (Tamasi Family Issue), 1.12% due 5/01/2013                                                       2,300
               2,300          (Telcom USA Inc. Issue), 1.03% due 8/01/2016                                                     2,300
               1,730          (Valkyrie Co. Inc.), 1.03% due 5/01/2013                                                         1,730
                 465          (WBC Extrusion Products Issue), 1.10% due 4/01/2006                                                465
             -----------------------------------------------------------------------------------------------------------------------
               2,065     Massachusetts State Industrial Finance Agency, Industrial Revenue Refunding Bonds (New
                         England Biolabs), VRDN, AMT, 1.04% due 3/01/2016 (a)                                                  2,065
             -----------------------------------------------------------------------------------------------------------------------
                         Massachusetts State Industrial Finance Agency Revenue Bonds,VRDN (a):
               1,545          (Heritage at Dartmouth), AMT, 1.03% due 12/01/2028                                               1,545
               1,368          (Lower Mills Association II L.P.), 1.02% due 12/01/2020                                          1,368
             -----------------------------------------------------------------------------------------------------------------------
                         Massachusetts State Industrial Finance Agency, Revenue Refunding Bonds, VRDN (a):
               5,000          (Lightolier Inc. Project), 1.02% due 7/29/2010                                                   5,000
               2,750          (Mount Ida College Issue), 1.07% due 12/01/2027                                                  2,750


6          CMA MASSACHUSETTS MUNICIPAL MONEY FUND    MARCH 31, 2004

Schedule of Investments (concluded)                               (in Thousands)

             Face
             Amount      Municipal Bonds                                                                                     Value
====================================================================================================================================
Massachusetts (concluded)
------------------------------------------------------------------------------------------------------------------------------------
                         Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue Bonds (E.L.
                         Harvey & Sons Inc.), VRDN, AMT (a):
             $ 1,470          1.03% due 1/01/2011                                                                           $  1,470
               2,055          1.03% due 6/01/2013                                                                              2,055
             -----------------------------------------------------------------------------------------------------------------------
               9,000     Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue Bonds, FLOATS,
                         Series SG-124, VRDN, 1.03% due 1/01/2029 (a)                                                          9,000
             -----------------------------------------------------------------------------------------------------------------------
               9,600     Massachusetts State Turnpike Authority, Metropolitan Highway System, Revenue Refunding
                         Bonds, FLOATS, VRDN, Series 334, 1.02% due 1/01/2037 (a)(b)                                           9,600
             -----------------------------------------------------------------------------------------------------------------------
               4,437     Massachusetts State Water Resources Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                         Series 742D, 1.07% due 8/01/2019 (a)(e)                                                               4,437
             -----------------------------------------------------------------------------------------------------------------------
                 340     Municipal Security Trust Certificates Revenue Bonds, AMT, Series 2001-155, VRDN, Class A,
                         1.15% due 4/28/2016 (a)(c)                                                                              340
             -----------------------------------------------------------------------------------------------------------------------
               2,470     Nashoba, Massachusetts, Regional School District, GO, BAN, 2% due 9/14/2004                           2,479
             -----------------------------------------------------------------------------------------------------------------------
                         New Bedford, Massachusetts, GO, BAN:
               4,250          1.75% due 6/25/2004                                                                              4,258
               2,500          1.75% due 6/25/2004                                                                              2,504
             -----------------------------------------------------------------------------------------------------------------------
               2,000     Pembroke, Massachusetts, GO, BAN, 2% due 8/05/2004                                                    2,007
             -----------------------------------------------------------------------------------------------------------------------
               5,000     Quincy, Massachusetts, GO, RAN, 1.50% due 5/14/2004                                                   5,003
             -----------------------------------------------------------------------------------------------------------------------
                         Springfield, Massachusetts, GO:
              10,000          BAN, 3% due 6/18/2004                                                                           10,039
               9,000          BAN, 2.50% due 7/08/2004                                                                         9,031
               3,000          RAN, 2.25% due 6/30/2004                                                                         3,007
             -----------------------------------------------------------------------------------------------------------------------
               8,715     University of Massachusetts, Building Authority, Project Revenue Refunding Bonds, ROCS,
                         VRDN, Series II R-4522, 1.02% due 11/01/2020 (a)(c)                                                   8,715
             -----------------------------------------------------------------------------------------------------------------------
               7,000     Wachusett, Massachusetts, Regional School District, GO, RAN, 1.50% due 6/30/2004                      7,008
             -----------------------------------------------------------------------------------------------------------------------
               8,000     Worcester, Massachusetts, GO, BAN, 2% due 8/31/2004                                                   8,029
====================================================================================================================================
Puerto Rico--1.6%
------------------------------------------------------------------------------------------------------------------------------------
               5,894     Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN, Series 747D,
                         1.02% due 7/01/2017 (a)(f)                                                                            5,894
====================================================================================================================================
                         Total Investments (Cost--$370,627*)--99.6%                                                          370,627

                         Other Assets Less Liabilities--0.4%                                                                   1,612
                                                                                                                            --------
                         Net Assets--100.0%                                                                                 $372,239
                                                                                                                            ========

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2004.
(b)   MBIA Insured.
(c)   AMBAC Insured.
(d)   FGIC Insured.
(e)   FSA Insured.
(f)   CIFG Insured.
*     Cost for Federal income tax purposes.

      See Notes to Financial Statements.


           CMA MASSACHUSETTS MUNICIPAL MONEY FUND    MARCH 31, 2004            7

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities

As of March 31, 2004
=================================================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------------------------
                 Investments, at value (identified cost--$370,627,247) ..............................                $370,627,247
                 Cash ...............................................................................                     191,369
                 Interest receivable ................................................................                   1,564,448
                 Prepaid expenses ...................................................................                       6,442
                                                                                                                     ------------
                 Total assets .......................................................................                 372,389,506
                                                                                                                     ------------
=================================================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------------------------
                 Payables:
                    Distributor .....................................................................    $ 79,856
                    Investment adviser ..............................................................      25,821
                    Other affiliates ................................................................       9,438
                    Beneficial interest redeemed ....................................................       1,818         116,933
                                                                                                         --------
                 Accrued expenses and other liabilities .............................................                      33,671
                                                                                                                     ------------
                 Total liabilities ..................................................................                     150,604
                                                                                                                     ------------
=================================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------------------
                 Net assets .........................................................................                $372,238,902
                                                                                                                     ============
=================================================================================================================================
Net Assets Consist of
---------------------------------------------------------------------------------------------------------------------------------
                 Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                $ 37,220,218
                 Paid-in capital in excess of par ...................................................                 334,981,862
                 Undistributed realized capital gains--net ..........................................                      36,822
                                                                                                                     ------------
                 Net Assets--Equivalent to $1.00 per share based on 372,202,178 shares of
                  beneficial interest outstanding ...................................................                $372,238,902
                                                                                                                     ============

      See Notes to Financial Statements.


8          CMA MASSACHUSETTS MUNICIPAL MONEY FUND    MARCH 31, 2004

Statement of Operations

For the Year Ended March 31, 2004
=================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------
                       Interest and amortization of premium and discount earned                  $      4,279,546
=================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ...............................    $1,971,968
                       Distribution fees ......................................       490,198
                       Accounting services ....................................        89,614
                       Professional fees ......................................        76,294
                       Transfer agent fees ....................................        47,357
                       Printing and shareholder reports .......................        22,706
                       Registration fees ......................................        19,562
                       Custodian fees .........................................        16,123
                       Pricing fees ...........................................        13,600
                       Trustees' fees and expenses ............................         3,826
                       Other ..................................................        14,484
                                                                                   ----------
                       Total expenses .........................................                         2,765,732
                                                                                                 ----------------
                       Investment income--net .................................                         1,513,814
                                                                                                 ----------------
=================================================================================================================
Realized Gain on Investments--Net
-----------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net ......................                            36,822
                                                                                                 ----------------
                       Net Increase in Net Assets Resulting from Operations ...                  $      1,550,636
                                                                                                 ================

      See Notes to Financial Statements.


           CMA MASSACHUSETTS MUNICIPAL MONEY FUND    MARCH 31, 2004            9

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets

                                                                                         For the Year Ended
                                                                                              March 31,
                                                                                -----------------------------------
Increase (Decrease) in Net Assets:                                                    2004                2003
===================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------
                 Investment income--net ....................................    $     1,513,814     $     3,346,993
                 Realized gain on investments--net .........................             36,822              20,803
                                                                                -----------------------------------
                 Net increase in net assets resulting from operations ......          1,550,636           3,367,796
                                                                                -----------------------------------
===================================================================================================================
Dividends and Distributions to Shareholders
-------------------------------------------------------------------------------------------------------------------
                 Investment income--net ....................................         (1,513,814)         (3,347,797)
                 Realized gain on investments--net .........................            (19,653)                 --
                                                                                -----------------------------------
                 Net decrease in net assets resulting from dividends and
                  distributions to shareholders ............................         (1,533,467)         (3,347,797)
                                                                                -----------------------------------
===================================================================================================================
Beneficial Interest Transactions
-------------------------------------------------------------------------------------------------------------------
                 Net proceeds from sale of shares ..........................      1,637,836,524       1,390,362,656
                 Value of shares issued to shareholders in reinvestment of
                  dividends and distributions ..............................          1,533,689           3,347,691
                                                                                -----------------------------------
                                                                                  1,639,370,213       1,393,710,347
                 Cost of shares redeemed ...................................     (1,688,766,747)     (1,423,400,124)
                                                                                -----------------------------------
                 Net decrease in net assets derived from beneficial interest
                  transactions .............................................        (49,396,534)        (29,689,777)
                                                                                -----------------------------------
===================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------
                 Total decrease in net assets ..............................        (49,379,365)        (29,669,778)
                 Beginning of year .........................................        421,618,267         451,288,045
                                                                                -----------------------------------
                 End of year ...............................................    $   372,238,902     $   421,618,267
                                                                                ===================================

      See Notes to Financial Statements.


10         CMA MASSACHUSETTS MUNICIPAL MONEY FUND    MARCH 31, 2004

Financial Highlights

The following per share data and ratios have been derived
from information provided in the financial statements.                             For the Year Ended March 31,
                                                              --------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                          2004        2003           2002           2001            2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of year ...            $    1.00   $    1.00      $     1.00      $    1.00      $     1.00
                                                              --------------------------------------------------------------------
            Investment income--net ...............                   --+        .01             .02            .03             .03
            Realized gain on investments--net ....                   --+         --+             --+            --+             --+
                                                              --------------------------------------------------------------------
            Total from investment operations .....                   --+        .01             .02            .03             .03
                                                              --------------------------------------------------------------------
            Less dividends and distributions:
              Investment income--net .............                   --++      (.01)           (.02)          (.03)           (.03)
              Realized gain on investments--net ..                   --++        --              --             --              --++
                                                              --------------------------------------------------------------------
            Total dividends and distributions ....                   --++      (.01)           (.02)          (.03)           (.03)
                                                              --------------------------------------------------------------------
            Net asset value, end of year .........            $    1.00   $    1.00      $     1.00      $    1.00      $     1.00
                                                              ====================================================================
            Total investment return ..............                  .38%        .79%           1.70%          3.34%           2.80%
                                                              ====================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
            Expenses .............................                  .70%        .69%            .70%           .70%            .70%
                                                              ====================================================================
            Investment income--net ...............                  .38%        .78%           1.74%          3.28%           2.76%
                                                              ====================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of year (in thousands)            $ 372,239   $ 421,618      $  451,288      $ 525,563      $  409,700
                                                              ====================================================================

+     Amount is less than $.01 per share.
++    Amount is less than $(.01) per share.

      See Notes to Financial Statements.


           CMA MASSACHUSETTS MUNICIPAL MONEY FUND    MARCH 31, 2004           11

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements

1. Significant Accounting Policies:

CMA Massachusetts Municipal Money Fund (the "Fund") is part of CMA Multi State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses -- Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2004, the Fund reimbursed FAM $7,988 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


12         CMA MASSACHUSETTS MUNICIPAL MONEY FUND    MARCH 31, 2004

Notes to Financial Statements (concluded)

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31, 2004 and March 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                                   3/31/2004           3/31/2003
--------------------------------------------------------------------------------
Distributions paid from:
  Tax-exempt income ....................          $1,513,814          $3,347,797
  Long-term capital gains ..............              19,653                  --
                                                  ------------------------------
Total distributions ....................          $1,533,467          $3,347,797
                                                  ==============================

As of March 31, 2004, there were no significant differences between the book and tax components of net assets.

Independent Auditors' Report

To the Shareholders and Board of Trustees of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust") as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 14, 2004


           CMA MASSACHUSETTS MUNICIPAL MONEY FUND    MARCH 31, 2004           13

[LOGO] Merrill Lynch Investment Managers

Officers and Trustees (unaudited)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served     Principal Occupation(s) During Past 5 Years         Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    1999 to    President of the Merrill Lynch Investment Man-      124 Funds       None
Glenn*      Princeton, NJ  and          present    agers, L.P. ("MLIM")/Fund Asset Management, L.P.    160 Portfolios
            08543-9011     Trustee      and 1997   ("FAM")--Advised Funds since 1999; Chairman
            Age: 63                     to         (Americas Region) of MLIM from 2000 to 2002;
                                        present    Executive Vice President of MLIM and FAM (which
                                                   terms as used herein include their corporate
                                                   predecessors) from 1983 to 2002; President of FAM
                                                   Distributors, Inc. ("FAMD") from 1986 to 2002 and
                                                   Director thereof from 1991 to 2002; Executive Vice
                                                   President and Director of Princeton Services, Inc.
                                                   ("Princeton Services") from 1993 to 2002; President
                                                   of Princeton Administrators, L.P. from 1989 to
                                                   2002; Director of Financial Data Services, Inc.
                                                   since 1985.
            ------------------------------------------------------------------------------------------------------------------------
            *  Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and Princeton Administrators, L.P.
               The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Ronald W.   P.O. Box 9095  Trustee      1988 to    Professor Emeritus of Finance, School of Business,  51 Funds        None
Forbes      Princeton, NJ               present    State University of New York at Albany since 2000   50 Portfolios
            08543-9095                             and Professor thereof from 1989 to 2000;
            Age: 63                                International Consultant at the Urban Institute
                                                   from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A.  P.O. Box 9095  Trustee      1994 to    Professor, Harvard Business School since 1989.      51 Funds        Newell
Montgomery  Princeton, NJ               present                                                        50 Portfolios   Rubbermaid,
            08543-9095                                                                                                 Inc.
            Age: 51
------------------------------------------------------------------------------------------------------------------------------------
Kevin A.    P.O. Box 9095  Trustee      1992 to    Director Emeritus of The Boston University Center   51 Funds        None
Ryan        Princeton, NJ               present    for the Advancement of Ethics and Character from    50 Portfolios
            08543-9095                             1989 to 1999; Professor of Education at Boston
            Age: 71                                University from 1982 to 1999 and Professor Emeritus
                                                   thereof since 1999.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S.   P.O. Box 9095  Trustee      2000 to    President of Middle East Institute from 1995 to     51 Funds        None
Suddarth    Princeton, NJ               present    2001; Foreign Service Officer of United States      50 Portfolios
            08543-9095                             Foreign Service from 1961 to 1995 and Career
            Age: 68                                Minister thereof from 1989 to 1995; Deputy
                                                   Inspector General of U.S. Department of State from
                                                   1991 to 1994; U.S. Ambassador to the Hashemite
                                                   Kingdom of Jordan from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R.  P.O. Box 9095  Trustee      1988 to    Professor of Finance, New York University,          51 Funds        Bowne & Co.,
West        Princeton, NJ               present    Leonard N. Stern School of Business Administration  50 Portfolios   Inc.; Vornado
            08543-9095                             from 1982 to 1994 and Dean Emeritus thereof                         Operating
            Age: 66                                since 1994.                                                         Company;
                                                                                                                       Vornado
                                                                                                                       Realty Trust
                                                                                                                       and
                                                                                                                       Alexander's,
                                                                                                                       Inc.


14         CMA MASSACHUSETTS MUNICIPAL MONEY FUND    MARCH 31, 2004

Officers and Trustees (unaudited) (concluded)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served     Principal Occupation(s) During Past 5 Years         Trustee         Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Edward D.   P.O. Box 9095  Trustee      2000 to    Self-employed financial consultant since 1994;      51 Funds        None
Zinbarg     Princeton, NJ               present    Executive Vice President of The Prudential          50 Portfolios
            08543-9095                             Insurance Company of America from 1988 to
            Age: 69                                1994; Former Director of Prudential Reinsurance
                                                   Company and former Trustee of The Prudential
                                                   Foundation.
            ------------------------------------------------------------------------------------------------------------------------
            *  The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn
------------------------------------------------------------------------------------------------------------------------------------

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund         Served*    Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1993 to    First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present    Senior Vice President and Treasurer of Princeton Services since 1999; Vice
            08543-9011     and          and 1999   President of FAMD since 1999; Director of MLIM Taxation since 1990.
            Age: 43        Treasurer    to
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A.  P.O. Box 9011  Senior Vice  2002 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management) of
Jacob       Princeton, NJ  President    present    MLIM from 1997 to 2000.
            08543-9011
            Age: 53
------------------------------------------------------------------------------------------------------------------------------------
John M.     P.O. Box 9011  Senior Vice  2002 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management) of
Loffredo    Princeton, NJ  President    present    MLIM from 1998 to 2000.
            08543-9011
            Age: 40
------------------------------------------------------------------------------------------------------------------------------------
Kevin A.    P.O. Box 9011  Vice         1990 to    Director (Tax-Exempt Fund Management) of MLIM since 2000; Vice President of MLIM
Schiatta    Princeton, NJ  President    present    from 1994 to 2000.
            08543-9011
            Age: 49
------------------------------------------------------------------------------------------------------------------------------------
Phillip S.  P.O. Box 9011  Secretary    2000 to    First Vice President of MLIM since 2001; Director (Legal Advisory) from 2000 to
Gillespie   Princeton, NJ               present    2001; Vice President from 1999 to 2000; Attorney associated with MLIM since 1998.
            08543-9011
            Age: 40
            ------------------------------------------------------------------------------------------------------------------------
            *  Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210**

** For inquiries regarding your CMA account, call 800-CMA-INFO or 800-262-4636.

--------------------------------------------------------------------------------
Charles C. Reilly, Trustee of CMA Massachusetts Municipal Money Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Reilly well in his retirement.
--------------------------------------------------------------------------------


           CMA MASSACHUSETTS MUNICIPAL MONEY FUND    MARCH 31, 2004           15

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

CMA Massachusetts Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

                                                                  #11283 -- 3/04

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending March 31, 2004 - $31,200
                                  Fiscal Year Ending March 31, 2003 - $34,164

         (b) Audit-Related Fees - Fiscal Year Ending March 31, 2004 - $0
                                  Fiscal Year Ending March 31, 2003 - $0

         (c) Tax Fees -           Fiscal Year Ending March 31, 2004 - $5,200
                                  Fiscal Year Ending March 31, 2003 - $4,800

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending March 31, 2004 - $0
                                  Fiscal Year Ending March 31, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending March 31, 2004 - $16,708,160
             Fiscal Year Ending March 31, 2003 - $17,378,427

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $541,640, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust


      By: /s/ Terry K. Glenn
          ----------------------------
          Terry K. Glenn,
          President of
          CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust

      Date: May 21, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Terry K. Glenn
          ----------------------------
          Terry K. Glenn,
          President of
          CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust

      Date: May 21, 2004


      By: /s/ Donald C. Burke
          ----------------------------
          Donald C. Burke,
          Chief Financial Officer of
          CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust

      Date: May 21, 2004